Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' Equity [Abstract]
Schedule of Stock Options

Prior to 2023, our board of directors adopted a plan to award stock to employees, board members, and other eligible participants. Under this plan, a number of shares were issued upon the exercise of stock options as detailed below as of December 31:

	2025	2024
Authorized shares under the plan	10,752,566	13,128,079
Less: Options shares issued (cumulative)	(6,679,313)	(9,434,378)
Shares available for issuance under the plan	4,073,253	3,693,701